UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Name of Fund: Dow 30SM Enhanced Premium & Income Fund Inc. (DPO)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Dow 30SM Enhanced Premium &

            Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Dow 30 Enhanced Premium and Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 8.4%	Boeing Co.	198,500	$10,748,775
	United Technologies Corp.	198,500	12,094,605
			22,843,380
Beverages - 3.9%	The Coca-Cola Co.	198,500	10,659,450
Chemicals - 2.4%	E.I. du Pont de Nemours & Co.	198,500	6,379,790
Communications Equipment - 1.7%	Cisco Systems, Inc. (a)	198,500	4,672,690
Computers & Peripherals - 12.2%	Hewlett-Packard Co.	198,500	9,371,185
	International Business Machines Corp.	198,500	23,742,585
			33,113,770
Consumer Finance - 2.5%	American Express Co.	198,500	6,729,150
Diversified Financial Services - 4.4%	Bank of America Corp. (b)	198,500	3,358,620
	JPMorgan Chase & Co.	198,500	8,698,270
			12,056,890
Diversified Telecommunication	AT&T Inc.	198,500	5,361,485
Services - 4.2%	Verizon Communications, Inc.	198,500	6,008,595
			11,370,080
Food & Staples Retailing - 3.6%	Wal-Mart Stores, Inc.	198,500	9,744,365
Food Products - 1.9%	Kraft Foods, Inc.	198,500	5,214,595
Hotels, Restaurants & Leisure - 4.2%	McDonald’s Corp.	198,500	11,328,395
Household Products - 4.2%	The Procter & Gamble Co.	198,500	11,497,120
Industrial Conglomerates - 6.6%	3M Co.	198,500	14,649,300
	General Electric Co.	198,500	3,259,370
			17,908,670
Insurance - 3.6%	The Travelers Cos., Inc.	198,500	9,772,155
Machinery - 3.8%	Caterpillar, Inc.	198,500	10,189,005
Media - 2.0%	Walt Disney Co.	198,500	5,450,810
Metals & Mining - 1.0%	Alcoa, Inc.	198,500	2,604,320
Oil, Gas & Consumable Fuels - 10.2%	Chevron Corp.	198,500	13,980,355
	Exxon Mobil Corp.	198,500	13,619,085
			27,599,440
Pharmaceuticals - 8.0%	Johnson & Johnson	198,500	12,086,665
	Merck & Co., Inc.	198,500	6,278,555
	Pfizer, Inc.	198,500	3,285,175
			21,650,395
Semiconductors & Semiconductor	Intel Corp.	198,500	3,884,645
Equipment - 1.4%
Software - 1.9%	Microsoft Corp.	198,500	5,139,165
Specialty Retail - 1.9%	Home Depot, Inc.	198,500	5,288,040
	Total Common Stocks
	(Cost - $319,888,977) - 94.0%		255,096,320

Dow 30 Enhanced Premium and Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
	Short-Term Securities
	Maturity	Discount	Face
	Date	Rate	Amount	Value
Government Bills - 2.9%
U.S. Treasury Bills (c)	12/03/09	0.08%	$8,000,000	$7,998,950
	Total Short-Term Securities
	(Cost - $7,998,950) - 2.9%			7,998,950
	Total Investments Before Options Written
	(Cost - $327,887,927*) - 96.9%			263,095,270
			Number of
	Options Written		Contracts
Call Options Written	3M Co., expiring November 2009 at USD 76.158,
	Broker Deutsche Bank AG		1,300	(170,794)
	AT&T Inc., expiring October 2009 at USD 26.208,
	Broker JPMorgan Chase		1,300	(115,700)
	Alcoa, Inc., expiring October 2009 at USD 14.83,
	Broker JPMorgan Chase		1,300	(35,100)
	American Express Co., expiring October 2009
	at USD 35.33, Broker UBS Warburg		1,300	(139,490)
	Bank of America Corp., expiring November 2009
	at USD 17.67, Broker UBS Warburg		1,300	(90,740)
	Boeing Co., expiring October 2009 at USD 55.265,
	Broker Deutsche Bank AG		1,300	(192,569)
	Caterpillar, Inc., expiring October 2009
	at USD 56.513, Broker Deutsche Bank AG		1,300	(83,096)
	Chevron Corp., expiring November 2009
	at USD 73.037, Broker JPMorgan Chase		1,300	(149,500)
	The Coca-Cola Co., expiring November 2009
	at USD 54.909, Broker Deutsche Bank AG		1,300	(108,537)
	Computer Sciences Corp., expiring October 2009
	at USD 22.017, Broker JPMorgan Chase		1,300	(201,500)
	E.I. du Pont de Nemours & Co., expiring October 2009 at
	USD 35.048, Broker Deutsche Bank AG		1,300	(37,089)
	Exxon Mobil Corp., expiring October 2009
	at USD 71.15, Broker UBS Warburg		1,300	(13,000)
	General Electric Co., expiring October 2009
	at USD 17.69, Broker Deutsche Bank AG		1,300	(42,965)
	Hewlett-Packard Co., expiring November 2009
	at USD 48.863, Broker JPMorgan Chase		1,300	(100,100)
	Home Depot, Inc., expiring November 2009
	at USD 27.63, Broker UBS Warburg		1,300	(74,100)
	Intel Corp., expiring November 2009
	at USD 20.064, Broker JPMorgan Chase		1,300	(75,400)
	International Business Machines Corp., expiring
	November 2009 at USD 122.374,
	Broker JPMorgan Chase		1,300	(328,900)

Dow 30 Enhanced Premium and Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Number of
Options Written	Contracts	Value
JPMorgan Chase & Co., expiring November 2009 at USD 46.226, Broker BNP Paribas	1,300	$(162,500)
Johnson & Johnson, expiring November 2009 at USD 62.758, Broker JPMorgan Chase	1,300	(67,600)
Kraft Foods, Inc., expiring November 2009 at USD 26.80, Broker UBS Warburg	1,300	(72,410)
McDonald’s Corp., expiring November 2009 at USD
58.885, Broker Deutsche Bank AG	1,300	(91,533)
Merck & Co., Inc., expiring November 2009 at USD 32.806, Broker JPMorgan Chase	1,300	(92,300)
Microsoft Corp., expiring October 2009 at USD 24.97,
Broker UBS Warburg	1,300	(128,440)
Pfizer, Inc., expiring October 2009 at USD 17.04,
Broker HSBC Securities	1,300	(5,200)
The Procter & Gamble Co., expiring October 2009 at
USD 55.14, Broker UBS Warburg	1,300	(366,470)
The Travelers Cos., Inc., expiring October 2009 at USD
51.23, Broker UBS Warburg	1,300	(10,140)
United Technologies Corp., expiring October 2009 at USD 61.42, Broker UBS Warburg	1,300	(78,000)
Verizon Communications, Inc., expiring October 2009 at
USD 31.584, Broker BNP Paribas	1,300	(1,300)
Wal-Mart Stores, Inc., expiring October 2009 at USD 53.01, Broker UBS Warburg	1,300	(260)
Walt Disney Co., expiring October 2009 at USD 29.515, Broker HSBC Securities	1,300	(26,000)
Total Options Written
(Premiums Received - $3,280,801) - (1.1%)		(3,060,733)
Total Investments, Net of Options Written
(Net Cost - $324,607,126) - 95.8%		260,034,537
Other Assets Less Liabilities - 4.2%		11,455,913

Net Assets - 100.0%		$271,490,450

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$327,943,239

Gross unrealized appreciation	$6,627,573
Gross unrealized depreciation	(71,475,542)

Net unrealized depreciation	$(64,847,969)

(a) Non-income producing security.

Dow 30 Enhanced Premium and Income Fund Inc. Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Loss	Income
Bank of American Corp.	-	$1,956,576	$1,336,471	$6,919

(c)	All or a portion of security held as collateral in connection with option contracts and swap contracts.
•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•	Total return swaps outstanding as of September 30, 2009 were as follows:

				Notional	Appreciation
Counterparty	Receive Total Return	Pay	Expiration	Amount	(Depreciation)
BNP Paribas	Dow Jones
	Industrial Average Index -	12-month LIBOR rate with
	Total Return	a negotiated spread	June 2010	$38,000,000	$4,407,935
Deutsche	Dow Jones
Bank AG	Industrial Average Index -	12-month LIBOR rate
	Total Return	with a negotiated spread	June 2010	$38,000,000	4,407,935
Total					$8,815,870

•	Fair value measurements - various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi- annual report.

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments *
	Assets	Assets	Liabilities
Level 1	$255,096,320	-
Level 2	7,998,950	$8,815,800	$(3,060,733)
Level 3	-	-	-
Total	$263,095,270	$8,815,800	$(3,060,733)

* Other financial instruments are swaps and options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Enhanced Premium & Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of Dow 30SM Enhanced Premium & Income Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of Dow 30SM Enhanced Premium & Income Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman Chief Financial Officer (principal financial officer) of Dow 30SM Enhanced Premium & Income Fund Inc.

Date: November 13, 2009